Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010	Dec. 31, 2009
Amounts Recognized in the consolidated financial statements
Total cost of share-based payment plans	$ 9,076,000		$ 13,217,000	$ 13,267,000
Amounts capitalized as inventory and intangible assets	(1,392,000)		(1,353,000)	(1,361,000)
Amortization of capitalized amounts	1,424,000		1,313,000	1,285,000
Charged against income before income taxes	9,108,000		13,177,000	13,191,000
Amount of related income tax benefit recognized in income	(2,946,000)		(4,410,000)	(3,901,000)
Impact to net income (loss)	6,162,000		8,767,000	9,290,000
Impact to basic earnings per share	$ 0.16		$ 0.23	$ 0.25
Impact to diluted earnings per share	$ 0.16		$ 0.23	$ 0.25
Summary of stock option activity
Options Outstanding, Beginning Balance	3,741,000
Granted	395,000
Exercised	(20,000)
Forfeited or expired	(1,356,000)
Options Outstanding, Ending Balance	2,760,000		3,741,000
Exercisable at December 31, 2011	2,153,000
Outstanding, Weighted-Average Exercise Price, Beginning Balance	$ 23.62
Granted, Weighted-Average Exercise Price	$ 15.52
Exercised, Weighted-Average Exercise Price	$ 10.44
Forfeited or expired, Weighted-Average Exercise Price	$ 22.22
Outstanding, Weighted-Average Exercise Price, Ending Balance	$ 23.23		$ 23.62
Exercisable, Weighted-Average Exercise Price	$ 24.79
Outstanding, Weighted-Average Remaining Contractual Life	4.73
Exercisable, Weighted-Average Remaining Contractual Life	3.65
Outstanding, Aggregate Intrinsic Value	508,000	[1]
Exercisable, Aggregate Intrinsic Value	95,000	[1]
Summary of stock options outstanding and exercisable
Number Outstanding	2,760,000
Weighted-Average Remaining Contractual Life	4.7
Weighted-Average Exercise Price	$ 23.23
Number Exercisable	2,153,000
Weighted-Average Exercise Price	$ 24.79
Narrative
Nonvested Awards, Total Compensation Cost Not yet Recognized	15,800,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2.5
Number of Shares Authorized	11,917,051
Annual Vesting Percent	25.00%
Expiration Term	10 years
Number of Shares Available for Grant	2,355,501
Options, Exercises in Period, Total Intrinsic Value	100,000		600,000	400,000
Award Requisite Service Period	4 years
Stock Options [Member]
Fair Value Assumptions
Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.00%		2.10%	2.10%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.00%		2.20%	2.60%
Fair Value Assumptions, Expected Term	6		6	6
Fair Value Assumptions, Expected Volatility Rate	39.00%		40.00%	39.00%
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.97		$ 7.11	$ 6.23
Inducement Grant [Member]
Summary of stock option activity
Exercisable at December 31, 2011	0
Outstanding, Weighted-Average Remaining Contractual Life	10
Inducement Grant [Member] | Chief Executive Officer [Member]
Summary of stock option activity
Granted	610,000
Granted, Weighted-Average Exercise Price	$ 16.03
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.96
Inducement Grant [Member] | Chief Communications Officer [Member]
Summary of stock option activity
Granted	30,000
Granted, Weighted-Average Exercise Price	$ 18.33
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.82
Inducement Grant [Member] | Senior Vice President [Member]
Summary of stock option activity
Granted	65,000
Granted, Weighted-Average Exercise Price	$ 16.23
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.13
Employee Stock [Member]
Fair Value Assumptions
Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.30%		0.60%	0.90%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	0.40%		0.90%	1.10%
Fair Value Assumptions, Expected Term	6		6	6
Fair Value Assumptions, Expected Volatility Rate	39.00%		40.00%	39.00%
Nonvested Shares Roll Forward
Granted	$ 4.92		$ 5.41	$ 5.76
Narrative
Number of Shares Authorized	200,000
Number of Shares Available for Grant	42,843
Employee Stock Purchase Plan, Eligibility, Minimum Hours Worked Per Week	20
Employee Stock Purchase Plan, Number of Plan Periods During Each Year	2
Maximum Employee Subscription Rate	5.00%
Maximum Purchase Amount Per Employeee	5,000
Percent of Market Value at Lower of Beginning or Ending Period Market Price , Purchase Date	85.00%
Shares Issued in Period	26,000		28,000	27,000
Nonvested Common Stock [Member]
Summary of stock option activity
Common Stock, Market Value	$ 16.50
Nonvested Shares Roll Forward
Nonvested Shares, Beginning Balance	1,316,000
Granted	511,000
Vested	(420,000)
Forfeited	(380,000)
Nonvested Shares, Ending Balance	1,027,000		1,316,000
Nonvested, Weighted-Average Grant-Date Fair Value, Beginning Balance	$ 18.99
Granted	$ 15.51
Vested	$ 20.21
Forfeited	$ 18.11
Nonvested, Weighted-Average Grant-Date Fair Value, Ending Balance	$ 17.08		$ 18.99
Aggregate Intrinsic Value	$ 16,950,000	[2]
Narrative
Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 6,900,000		$ 6,300,000	$ 4,100,000
Nonvested Common Stock Granted to Employees [Member]
Nonvested Shares Roll Forward
Granted	483,000		588,000	786,000
Granted	$ 15.52		$ 18.34	$ 15.57
Nonvested Common Stock Granted to Non-Employees [Member]
Nonvested Shares Roll Forward
Granted	28,000		5,000	18,000
Granted	$ 15.27		$ 18.20	$ 16.76
Full Value Awards [Member]
Narrative
Number of Shares Authorized	2,729,555
Number of Shares Available for Grant	560,974
Share Based Compensation, Exercise Price Range 1 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit	$ 4.00
Exercise Price Range, Upper Range Limit	$ 16.00
Number Outstanding	486,000
Weighted-Average Remaining Contractual Life	8.5
Weighted-Average Exercise Price	$ 15.46
Number Exercisable	84,000
Weighted-Average Exercise Price	$ 15.38
Share Based Compensation, Exercise Price Range 2 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit	$ 16.01
Exercise Price Range, Upper Range Limit	$ 24.00
Number Outstanding	991,000
Weighted-Average Remaining Contractual Life	4.5
Weighted-Average Exercise Price	$ 20.79
Number Exercisable	851,000
Weighted-Average Exercise Price	$ 21.18
Share Based Compensation, Exercise Price Range 3 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit	$ 24.01
Exercise Price Range, Upper Range Limit	$ 35.87
Number Outstanding	1,283,000
Weighted-Average Remaining Contractual Life	3.5
Weighted-Average Exercise Price	$ 28.05
Number Exercisable	1,218,000
Weighted-Average Exercise Price	$ 27.97

[1]	The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 30, 2011, and the exercise price of the shares. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011
[2]	The aggregate intrinsic value is calculated as the market value of our common stock as of December 30, 2011. The market value as of December 30, 2011 is $16.50 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 30, 2011.